November 9, 1995

Securites and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Rule 24f-2 Notice for

Defined Asset Fund
Municipal Investment Trust Fund
California Insured Series - 22

CIK              769135
Registration No. 2-97862
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     (i) The fiscal year for which this notice is filed: Fiscal year ended September 30, 1995.

     (ii) The number or amount of securities of the same class or series which have been registered under the Securities act of 1933 other than pursuant to Rule 24f-2 but which were unsold at the beginning of the fiscal year: None.

     (iii) The number or amount of securities registered during the fiscal year other than pursuant to Rule 24f-2: None.

     (iv) The number or amount of securities sold during the fiscal year: $5,700.15.

     (v) The number or amount of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:
$5,700.15.

			      By Merrill Lynch, Pierce, Fenner & Smith
			      Incorporated, Agent for the Sponsors


			      By /s/ Ernest Fabio
				    Vice President

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* Actual aggregate sale price for which securities were sold =
$5,700.15.

- Actual aggregate redemption or repurchase price of securities of the issuer redeemed or repurchased by the issuer = $98,912.17.

Sales in excess of redemption and repurchase = $0.00.

Divided by 2900 = $0.00.